RELATED PARTY TRANSACTIONS - Summary of transactions with and amounts due from and due to related parties (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Related Party Transaction [Line Items]
Services provided to related parties	¥ 5,801,032	$ 794,738	¥ 5,466,873	¥ 3,271,414
Loans from related parties	27,335	$ 3,745
Amounts due from related parties
Amounts due from related parties	4,411		509
Amounts due to related parties
Amounts due to related parties	89,947		11,325		$ 12,323
Services Provided By Related Parties
Related Party Transaction [Line Items]
Services provided by related parties	74,549		118,074	135,420
Services Provided To Related Parties
Related Party Transaction [Line Items]
Services provided to related parties	31,034			6,567
Loans To Related Parties
Related Party Transaction [Line Items]
Loans to related parties	120,003		13,906	56,416
Loans From Related Parties
Related Party Transaction [Line Items]
Loans from related parties	27,335
Shanghai Jiayin Zhuoyue Wealth Management Co., Ltd
Amounts due to related parties
Amounts due to related parties	27,002		11,325
Shanghai Jiayin Zhuoyue Wealth Management Co., Ltd | Services Provided By Related Parties
Related Party Transaction [Line Items]
Services provided by related parties	74,549		115,538	122,946
Shanghai Jiayin Finance Services Co., Ltd
Amounts due from related parties
Amounts due from related parties			500
Shanghai Jiayin Finance Services Co., Ltd | Services Provided By Related Parties
Related Party Transaction [Line Items]
Services provided by related parties			2,536	12,474
Aguila Information, S.A.P.I. de C.V. | Services Provided To Related Parties
Related Party Transaction [Line Items]
Services provided to related parties				6,567
Aguila Information, S.A.P.I. de C.V. | Loans To Related Parties
Related Party Transaction [Line Items]
Loans to related parties				4,173
Jiayin Technology Service (Shanghai) Co.,Ltd.
Amounts due from related parties
Amounts due from related parties	4,411
Jiayin Technology Service (Shanghai) Co.,Ltd. | Services Provided To Related Parties
Related Party Transaction [Line Items]
Services provided to related parties	31,034
Sunshinewoods Holdings Limited
Amounts due to related parties
Amounts due to related parties	22,152
Sunshinewoods Holdings Limited | Loans From Related Parties
Related Party Transaction [Line Items]
Loans from related parties	27,335
Subsidiary Shareholder
Amounts due from related parties
Amounts due from related parties			9
Subsidiary Shareholder | Loans To Related Parties
Related Party Transaction [Line Items]
Loans to related parties	3		2
Dream Glory L.P.
Amounts due to related parties
Amounts due to related parties	23,887
New Dream Capital Holdings Limited
Amounts due to related parties
Amounts due to related parties	16,906
GAYANG (Hong Kong) Co., Limited | Loans To Related Parties
Related Party Transaction [Line Items]
Loans to related parties				17,243
Shanghai Jiajie Assets Management Co., Ltd | Loans To Related Parties
Related Party Transaction [Line Items]
Loans to related parties	¥ 120,000			¥ 35,000
Keen Best | Loans To Related Parties
Related Party Transaction [Line Items]
Loans to related parties			¥ 13,904